Other financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Other financial assets
Schedule of other financial assets
	December 31, 2023		December 31, 2022
(€ million)	Current	Non-current	Current	Non-current
Long-term financing receivables held for operating purposes	34	2,240	11	1,911
Short-term financing receivables held for operating purposes	7		8
	41	2,240	19	1,911
Financing receivables held for non-operating purposes	855		1,485
	896	2,240	1,504	1,911
Securities held for operating purposes		61		56
	896	2,301	1,504	1,967

Schedule of financial receivables net of allowance for doubtful accounts
(€ million)	2023	2022
Carrying amount at the beginning of the year	391	403
Additions	15	13
Deductions	(9)	(43)
Currency translation differences	(13)	21
Other changes	(1)	(3)
Carrying amount at the end of the year	383	391

Schedule of securities per issuing entity
	Amortized cost (€ million)	Nominal value (€ million)	Fair Value (€ million)	Nominal rate of return (%)	Maturity date	Rating - Moody's	Rating - S&P
Sovereign states
Fixed rate bonds
Italy	19	19	17	from 0 to 2.65	from 2024 to 2031	Baa3	BBB
Others (*)	25	25	25	from 0.1 to 5.0	from 2024 to 2027	from Aa1 to Baa2	from AA+ to BBB-
Floating rate bonds
Italy	12	12	12	from 4.62 to 5.07	from 2024 to 2026	Baa3	BBB
Total sovereign states	56	56	54
Other financial institutions
European Bank of Investments	5	5	5	3.98	from 2023 to 2024	Aaa	AAA
Total	61	61	59

(*) Amounts included herein are lower than €10 million.